SUMMARY OF FAIR VALUE OF WARRANTS GRANTED (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Number of warrants beginning balance | shares		18,781,066
Weighted average exercise price, warrants beginning balance | $ / shares		$ 0.21
Number of warrants issued | shares
Weighted average exercise price, warrants issued | $ / shares
Number of warrants exercised | shares		(909,400)
Weighted average exercise price, warrants exercised | $ / shares		$ 0.19
Number of warrants expired | shares		(17,871,666)
Weighted average exercise price, warrants expired | $ / shares		$ 0.22
Number of warrants ending balance | shares
Weighted average exercise price, warrants ending balance | $ / shares